Consolidated Statements of Income - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Income Statement [Abstract]
Net sales	$ 6,536	$ 6,076	$ 6,406	$ 5,959	$ 6,891	$ 6,383	$ 6,690	$ 6,304	$ 24,977	$ 26,268	$ 26,076
Cost of products sold									16,830	17,347	17,043
Gross profit	2,107	1,947	2,082	2,011	2,216	2,094	2,347	2,264	8,147	8,921	9,033
Selling, general and administrative expenses, excluding impairment losses									3,178	3,190	2,927
Goodwill impairment losses					6,900				1,197	7,008	0
Intangible asset impairment losses									702	8,928	49
Selling, general and administrative expenses									5,077	19,126	2,976
Operating income/(loss)									3,070	(10,205)	6,057
Interest expense									1,361	1,284	1,234
Other expense/(income)									(952)	(168)	(627)
Income/(loss) before income taxes									2,661	(11,321)	5,450
Provision for/(benefit from) income taxes									728	(1,067)	(5,482)
Net income/(loss)	$ 183	$ 898	$ 448	$ 404	$ (12,628)	$ 618	$ 753	$ 1,003	1,933	(10,254)	10,932
Net income/(loss) attributable to noncontrolling interest									(2)	(62)	(9)
Net income/(loss) attributable to common shareholders									$ 1,935	$ (10,192)	$ 10,941
Per share data applicable to common shareholders:
Basic earnings/(loss) per share (in dollars per share)	$ 0.15	$ 0.74	$ 0.37	$ 0.33	$ (10.30)	$ 0.51	$ 0.62	$ 0.82	$ 1.59	$ (8.36)	$ 8.98
Diluted earnings/(loss) per share (in dollars per share)	$ 0.15	$ 0.74	$ 0.37	$ 0.33	$ (10.30)	$ 0.50	$ 0.62	$ 0.82	$ 1.58	$ (8.36)	$ 8.91